Financial commitments and contingent liabilities - Maturity Profile (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Future lease payments
2024	$ 2,482
2025	2,732
2026	2,748
2027	2,755
2028	2,763
Thereafter	6,951
Total undiscounted cash flows	20,431
Lease present value adjustment	(4,578)
Lease liabilities	15,853	$ 14,174
Debt payable
2025	180,000
2026	223,073
2028	400,000
Thereafter	760,000
Total debt and interest payable	1,563,073
2024	109,340
2025	108,929
2026	97,904
2027	86,750
2028	74,250
Thereafter	148,125
Total undiscounted cash flows	625,298
Other liabilities
2024	67,956
2025	4,781
2026	4,146
2027	1,449
2028	1,344
Thereafter	1,977
No contractual maturity date	23,044
Total undiscounted cash flows	104,697
Long-term incentive compensation payable
No contractual maturity date	162,318
Total undiscounted cash flows	162,318	61,769	$ 48,707
Financial liabilities relating to third-party interests in capital provision assets
No contractual maturity date	704,196
Total undiscounted cash flows	$ 704,196	$ 425,205